Share capital - Schedule of common shares issued - Additional Information (Details)						12 Months Ended
	Nov. 05, 2021 CAD ($) shares	Nov. 05, 2021 USD ($) $ / shares	May 12, 2021 CAD ($) $ / shares shares	Jun. 04, 2020 CAD ($) Y $ / shares shares	Mar. 30, 2020 CAD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Nov. 05, 2021 USD ($) shares	Dec. 07, 2020 CAD ($) shares	Nov. 02, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of common shares issued | shares						61,922,999	61,922,999	32,860,291				25,877,686
Issued capital						$ 142,918,829	$ 142,918,829	$ 51,923,471				$ 39,413,506
Other income							$ 112,229	7,398
Price per share | $ / shares		$ 3.75				$ 1.85
Ifrs Exercise Price | $ / shares						$ 3.75
Number of warrants issued | shares	8,175,000								8,175,000
Fair value of warrants								$ 3,803,751
Services rendered
Disclosure of classes of share capital [line items]
Number of common shares issued | shares					6,914			17,414		4,000	6,500
Issued capital					$ 20,742			$ 49,712		$ 10,120	$ 18,850
Value of services rendered					28,140
Other income					$ 7,398
Services rendered 2
Disclosure of classes of share capital [line items]
Number of common shares issued | shares						1,227,092	1,227,092
Issued capital						$ 4,112,647	$ 4,112,647
Vesting percent							0.25%
Services rendered 2 | Restricted Common Shares
Disclosure of classes of share capital [line items]
Number of common shares issued | shares						100,000	100,000
Services rendered 2 | Common shares
Disclosure of classes of share capital [line items]
Number of common shares issued | shares						100,000	100,000
Short form prospectus 1
Disclosure of classes of share capital [line items]
Number of common shares issued | shares				6,900,000				6,900,000
Issued capital				$ 17,250,000				$ 17,250,000
Price per share | $ / shares				$ 2.50
Ifrs Exercise Price | $ / shares				$ 3.25
Number of warrants issued | shares				3,450,000
Underwriters Fee				$ 735,000
Fair value of warrants				$ 3,803,751
Short form prospectus 1 | Risk-free interest rate
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				0.32
Short form prospectus 1 | Expected volatility
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				85
Short form prospectus 1 | Expected dividend yield
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				0
Short form prospectus 1 | Expected life
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants | Y				2
Short form prospectus 1 | Equal or greater than
Disclosure of classes of share capital [line items]
Volume weighted average trading price of the common shares | $ / shares				$ 4.50
Compensation warrants
Disclosure of classes of share capital [line items]
Price per share | $ / shares				$ 2.50
Number of warrants issued | shares				294,000
Fair value of warrants				$ 507,059
Compensation warrants | Risk-free interest rate
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				0.32
Compensation warrants | Expected volatility
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				85
Compensation warrants | Expected dividend yield
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				0
Compensation warrants | Expected life
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants | Y				2
Short form prospectus 2
Disclosure of classes of share capital [line items]
Number of common shares issued | shares			6,112,000
Issued capital			$ 22,003,200
Price per share | $ / shares			$ 3.60
Ifrs Exercise Price | $ / shares			$ 4.60
Number of warrants issued | shares			3,056,000
Underwriters Fee			$ 1,025,590
Fair value of warrants			$ 3,792,200
Short form prospectus 2 | Risk-free interest rate
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants			0.53
Short form prospectus 2 | Expected volatility
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants			81
Short form prospectus 2 | Expected dividend yield
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants			0
Short form prospectus 2 | Expected life
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants			3
Additional warrants
Disclosure of classes of share capital [line items]
Number of warrants issued | shares			433,400
Fair value of warrants			$ 8,668
Price per warrant | $ / shares			$ 0.02
Short form prospectus 3
Disclosure of classes of share capital [line items]
Number of common shares issued | shares	16,350,000								16,350,000
Issued capital	$ 62,080,558								$ 50,194,500
Price per share | $ / shares		3.07
Ifrs Exercise Price | $ / shares		$ 3.75
Number of warrants issued | shares						8,175,000	8,175,000
Underwriters Fee	$ 3,724,833	$ 3,011,670
Fair value of warrants							$ 11,577,426
Exercise of warrants
Disclosure of classes of share capital [line items]
Number of common shares issued | shares						3,675,283	3,675,283	65,191
Fair value of warrants							$ (3,999,272)	$ (95,263)